INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of amortizing intangible assets and indefinite-lived intangible assets

	December 31, 2019
	Weighted
	average
	amortization		Gross carrying	Accumulated	Impairment	Net carrying
	period		amount	amortization	loss	amount
Amortizing intangible assets:
Customer list	6	years	239,309	(111,677)	(78,000)	49,632
Trademark	10	years	150,637	(42,908)	(56,000)	51,729
Acquired software	10	years	17,429	(6,326)	—	11,103
Subtotal			407,375	(160,911)	(134,000)	112,464
Indefinite-lived intangible assets:
Operating Licenses and Trading Rights			190,149	—	—	190,149
Subtotal			190,149	—	—	190,149
Total intangible assets (RMB)			597,524	(160,911)	(134,000)	302,613
Total intangible assets (USD) unaudited			85,829	(23,113)	(19,248)	43,468

	December 31, 2018
	Weighted
	average
	amortization		Gross carrying	Accumulated	Impairment	Net carrying
	period		amount	amortization	loss	amount
Amortizing intangible assets:
Customer list	6	years	239,309	(93,065)	(78,000)	68,244
Trademark	10	years	150,637	(35,149)	(56,000)	59,488
Acquired software	10	years	19,452	(7,086)	—	12,366
Subtotal			409,398	(135,300)	(134,000)	140,098
Indefinite-lived intangible assets:
Operating Licenses and Trading Rights			190,149	—	—	190,149
Subtotal			190,149	—	—	190,149
Total intangible assets (RMB)			599,547	(135,300)	(134,000)	330,247